UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

December 31, 2012

MFS® GLOBAL MULTI-ASSET FUND

GMA-SEM

MFS® GLOBAL MULTI-ASSET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)	Net Market Exposure (c)
Equities	Europe ex-U.K.	5.2%		16.7%	21.9%
	Emerging Markets	2.5%		10.5%	13.0%
	U.S. Large Cap	12.4%		(4.2)%	8.2%
	United Kingdom	2.6%		2.6%	5.2%
	Japan	2.3%		(1.8)%	0.5%
	Developed - Middle East/Africa	0.1%		0.0%	0.1%
	U.S. Small/Mid Cap	2.6%		(3.9)%	(1.3)%
	Asia/Pacific ex-Japan	1.5%		(3.5)%	(2.0)%
	North America ex-U.S.	0.2%		(7.0)%	(6.8)%
	Total	29.4%		9.3%	38.7%
Fixed Income (excluding inflation-adjusted)	U.S.	17.1%		8.2%	25.3%
	Asia/Pacific ex-Japan	1.2%		6.3%	7.5%
	Europe ex-U.K.	10.0%		(4.7)%	5.3%
	Japan	4.5%		0.0%	4.5%
	Emerging Markets	0.7%		0.0%	0.7%
	Developed - Middle East/Africa	0.1%		0.0%	0.1%
	Supranational	0.0%	(o)	0.0%	0.0%	(o)
	North America ex-U.S.	1.8%		(7.5)%	(5.7)%
	United Kingdom	3.3%		(10.7)%	(7.4)%
	Total	38.7%		(8.4)%	30.3%
Fixed Income (inflation-adjusted)	U.S.	14.9%		0.0%	14.9%
Commodity-related	Commodity-related	13.4%		0.0%	13.4%
Real Estate-related	Non-U.S.	3.4%		0.0%	3.4%
	U.S.	3.1%		0.0%	3.1%
	Total	6.5%		0.0%	6.5%
Cash	Cash & Equivalents (d)	2.8%		1.6%	4.4%
	Derivative Offsets (e)	(7.3)%		(0.9)%	(8.2)%
	Total	(4.5)%		0.7%	(3.8)%
Total Net Exposure Summary		98.4%		1.6%	100.0%

Portfolio Composition – continued

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	30%	0 to 60%
Fixed income (excluding inflation-adjusted)	35%	0 to 70%
Fixed income (inflation-adjusted)	15%	-5 to 35%
Commodity-related	15%	-5 to 35%
Real Estate-related	5%	-10 to 20%

Top ten holdings (c)

U.S. Treasury Note 10 Yr Future MAR 2013	8.2%
Australian Treasury Bond 10 Yr Future MAR 2013	6.3%
CAC 40 Index Future JAN 2013	6.2%
DAX Index Future MAR 2013	5.4%
Russell 2000 Mini Future MAR 2013	(3.9)%
E-Mini S&P 500 Index Future MAR 2013	(4.2)%
German Euro Bond 10 Yr Future MAR 2013	(4.7)%
S&P/TSE 60 Index Future MAR 2013	(7.0)%
Canadian Treasury Bond 10 Yr Future MAR 2013	(7.5)%
United Kingdom Treasury Bond 10 Yr Future MAR 2013	(10.7)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a

Portfolio Composition – continued

given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund and not to the exposure from investing directly in the funds themselves.

Percentages are based on net assets as of 12/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

July 1, 2012 through December 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (p) 7/01/12-12/31/12
A	Actual	1.27%	$1,000.00	$1,085.46	$6.68
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
B	Actual	2.02%	$1,000.00	$1,082.50	$10.60
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
C	Actual	2.02%	$1,000.00	$1,081.38	$10.60
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
I	Actual	1.02%	$1,000.00	$1,087.58	$5.37
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R1	Actual	2.02%	$1,000.00	$1,081.11	$10.60
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
R2	Actual	1.52%	$1,000.00	$1,084.35	$7.99
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
R3	Actual	1.27%	$1,000.00	$1,086.57	$6.68
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
R4	Actual	1.02%	$1,000.00	$1,086.48	$5.36
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R5	Actual	1.01%	$1,000.00	$1,029.38	$1.71	(i)
	Hypothetical (h)	1.01%	$1,000.00	$1,020.11	$5.14

(h)	5% class return per year before expenses.
(i)	For the period of class inception, November 1, 2012, through the stated period.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 45.6%
Issuer	Shares/Par	Value ($)
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$25,000	$28,375

Asset-Backed & Securitized - 1.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$100,000	$114,705
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	100,000	113,539
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.811%, 2049	100,000	116,615
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.921%, 2051	50,000	58,661

		$403,520
Automotive - 0.2%
Hyundai Capital America, 2.125%, 2017 (n)	$3,000	$3,021
Toyota Motor Credit Corp., 0.875%, 2015	50,000	50,206

		$53,227
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020	$40,000	$47,408

Broadcasting - 0.3%
British Sky Broadcasting Group PLC, 3.125%, 2022 (n)	$50,000	$49,826
NBCUniversal Media LLC, 5.15%, 2020	50,000	59,273

		$109,099
Building - 0.1%
Mohawk Industries, Inc., 6.375%, 2016	$25,000	$28,125
Owens Corning, Inc., 6.5%, 2016	5,000	5,618

		$33,743
Cable TV - 0.3%
Cox Communications, Inc., 3.25%, 2022 (n)	$12,000	$12,375
DIRECTV Holdings LLC, 5.2%, 2020	20,000	22,696
Time Warner Cable, Inc., 5%, 2020	50,000	58,217

		$93,288
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 2019	$40,000	$54,003

Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 2017	$5,000	$4,996

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - 0.1%
Crown Americas LLC, 7.625%, 2017		$25,000	$26,406

Electrical Equipment - 0.0%
Ericsson, Inc., 4.125%, 2022		$11,000	$11,432

Emerging Market Quasi-Sovereign - 0.3%
Petrobras International Finance Co., 5.375%, 2021		$59,000	$66,423
Petroleos Mexicanos, 5.5%, 2021		20,000	23,370

			$89,793
Emerging Market Sovereign - 0.1%
Federal Republic of Nigeria, 0%, 2013	NGN	4,913,000	$31,039

Energy - Independent - 0.2%
Apache Corp., 4.75%, 2043		$7,000	$7,620
EOG Resources, Inc., 2.625%, 2023		7,000	7,049
Plains Exploration & Production Co., 6.875%, 2023		47,000	53,698

			$68,367
Financial Institutions - 0.2%
General Electric Capital Corp., 4.625%, 2021		$20,000	$22,686
International Lease Finance Corp., 5.75%, 2016		18,000	18,974
SLM Corp., 6.25%, 2016		11,000	11,963

			$53,623
Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 5.375%, 2020		$50,000	$60,852

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$25,000	$29,741

Insurance - 0.3%
American International Group, Inc., 4.875%, 2016		$30,000	$33,554
Swiss Re Ltd., 2.875%, 2022 (n)		20,000	20,015
UnumProvident Corp., 6.85%, 2015 (n)		40,000	45,257

			$98,826
Insurance - Property & Casualty - 0.2%
Aon Corp., 6.25%, 2040		$20,000	$25,994
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	43,600
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		9,000	9,809

			$79,403

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$20,000	$21,518

International Market Sovereign - 16.9%
Commonwealth of Australia, 5.75%, 2021	AUD	132,000	$163,287
Federal Republic of Germany, 3.75%, 2015	EUR	120,000	170,321
Federal Republic of Germany, 3.25%, 2021	EUR	50,000	77,571
Federal Republic of Germany, 6.25%, 2030	EUR	69,000	147,102
Government of Canada, 4.5%, 2015	CAD	137,000	148,624
Government of Canada, 4.25%, 2018	CAD	202,000	232,723
Government of Canada, 3.25%, 2021	CAD	35,000	39,429
Government of Canada, 5.75%, 2033	CAD	22,000	34,340
Government of Japan, 1.7%, 2017	JPY	25,600,000	314,676
Government of Japan, 1.1%, 2020	JPY	38,350,000	462,738
Government of Japan, 2.1%, 2024	JPY	21,600,000	280,316
Government of Japan, 2.2%, 2027	JPY	10,600,000	136,928
Government of Japan, 2.4%, 2037	JPY	11,700,000	148,873
Government of New Zealand, 6%, 2021	NZD	87,000	85,464
Government of Norway, 3.75%, 2021	NOK	506,000	103,748
Kingdom of Belgium, 4.25%, 2021	EUR	50,000	78,821
Kingdom of Denmark, 3%, 2021	DKK	624,000	128,421
Kingdom of Spain, 4%, 2015	EUR	152,000	204,280
Kingdom of Spain, 5.5%, 2017	EUR	41,000	57,306
Kingdom of Spain, 4.6%, 2019	EUR	67,000	88,338
Kingdom of Sweden, 5%, 2020	SEK	950,000	185,080
Kingdom of the Netherlands, 3.75%, 2014	EUR	142,000	198,024
Kingdom of the Netherlands, 5.5%, 2028	EUR	23,000	44,169
Republic of Austria, 4.65%, 2018	EUR	53,000	83,606
Republic of Finland, 3.875%, 2017	EUR	25,000	38,247
Republic of Finland, 4%, 2025	EUR	22,000	36,213
Republic of France, 6%, 2025	EUR	49,000	91,170
Republic of France, 4.75%, 2035	EUR	90,000	155,622
Republic of Ireland, 5.5%, 2017 (e)	EUR	70,000	100,920
Republic of Italy, 4.25%, 2015	EUR	129,000	177,595
Republic of Italy, 5.25%, 2017	EUR	219,000	314,345
Republic of Italy, 3.75%, 2021	EUR	93,000	120,693
United Kingdom Treasury, 8%, 2015	GBP	126,000	250,261
United Kingdom Treasury, 5%, 2018	GBP	107,000	209,662
United Kingdom Treasury, 8%, 2021	GBP	48,000	118,362
United Kingdom Treasury, 4.25%, 2027	GBP	52,000	104,752
United Kingdom Treasury, 4.25%, 2036	GBP	77,000	153,159

			$5,485,186

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017	$25,000	$29,563

Major Banks - 0.7%
Bank of America Corp., 5.65%, 2018	$10,000	$11,634
Bank of America Corp., 7.625%, 2019	50,000	63,979
Goldman Sachs Group, Inc., 1.6%, 2015	5,000	5,035
Goldman Sachs Group, Inc., 5.75%, 2022	18,000	21,280
JPMorgan Chase & Co., 4.25%, 2020	40,000	44,485
Macquarie Group Ltd., 6.25%, 2021 (n)	20,000	22,169
PNC Financial Services Group, Inc., FRN, 6.75%, 2049	50,000	56,787

		$225,369
Medical & Health Technology & Services - 0.1%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$40,000	$41,576
Aristotle Holding, Inc., 3.9%, 2022 (n)	4,000	4,313

		$45,889
Metals & Mining - 0.1%
Vale Overseas Ltd., 4.375%, 2022	$14,000	$14,945
Vale Overseas Ltd., 6.875%, 2039	13,000	16,299

		$31,244
Mortgage-Backed - 3.6%
Fannie Mae, 5.464%, 2015	$39,668	$43,570
Fannie Mae, 5.152%, 2016	36,173	40,307
Fannie Mae, 5.725%, 2016	27,118	30,726
Fannie Mae, 5.05%, 2017	28,817	32,059
Fannie Mae, 5.478%, 2017	22,957	26,728
Fannie Mae, 2.578%, 2018	30,000	32,123
Fannie Mae, 3.849%, 2018	29,498	33,153
Fannie Mae, 4.5%, 2034	156,281	169,653
Fannie Mae, 5.5%, 2037	29,950	32,547
Fannie Mae, 6%, 2037 - 2038	29,817	32,626
Fannie Mae, 5%, 2039	209,360	226,789
Fannie Mae, TBA, 3%, 2043	100,000	104,563
Freddie Mac, 3.882%, 2017	40,000	44,952
Freddie Mac, 2.412%, 2018	49,000	51,839
Freddie Mac, 4.5%, 2040	70,827	76,270
Ginnie Mae, 5%, 2041	70,117	77,482
Ginnie Mae, TBA, 3%, 2043	100,000	106,313

		$1,161,700
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$27,000	$29,666

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$40,000	$48,445

Other Banks & Diversified Financials - 0.2%
BB&T Corp., 3.95%, 2016	$40,000	$43,618
Citigroup, Inc., 6.125%, 2018	15,000	17,976
SunTrust Banks, Inc., 3.5%, 2017	9,000	9,665
U.S. Bancorp, 2.95%, 2022	6,000	6,061

		$77,320
Pharmaceuticals - 0.2%
AbbVie, Inc., 1.2%, 2015 (n)	$50,000	$50,334
Teva Pharmaceutical Finance B.V., 2.95%, 2022	14,000	14,162

		$64,496
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$50,000	$60,001
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	7,000	7,194

		$67,195
Retailers - 0.2%
Home Depot, Inc., 5.95%, 2041	$25,000	$33,757
Limited Brands, Inc., 7%, 2020	25,000	28,750

		$62,507
Telecommunications - Wireless - 0.0%
American Tower Corp., REIT, 4.7%, 2022	$4,000	$4,426

Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$14,000	$19,599

Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)	$5,000	$5,219
ERAC USA Finance Co., 7%, 2037 (n)	20,000	25,397

		$30,616
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 4.57%, 2025	$66,061	$73,635

U.S. Treasury Obligations - 18.3%
U.S. Treasury Bonds, 6.875%, 2025	$196,000	$301,871
U.S. Treasury Bonds, 4.5%, 2039 (f)	152,000	201,424
U.S. Treasury Bonds, TIPS, 0.125%, 2017 (f)	124,230	133,033
U.S. Treasury Bonds, TIPS, 1.625%, 2018	77,279	89,626
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)	215,685	253,329

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)	$211,041	$284,690
U.S. Treasury Bonds, TIPS, 2%, 2026	66,421	87,105
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)	96,336	132,824
U.S. Treasury Bonds, TIPS, 1.75%, 2028	98,255	127,187
U.S. Treasury Bonds, TIPS, 3.625%, 2028 (f)	105,817	167,737
U.S. Treasury Bonds, TIPS, 2.5%, 2029 (f)	101,260	144,422
U.S. Treasury Bonds, TIPS, 3.875%, 2029	57,682	95,608
U.S. Treasury Bonds, TIPS, 3.375%, 2032	32,575	53,690
U.S. Treasury Bonds, TIPS, 2.125%, 2040	34,242	50,245
U.S. Treasury Bonds, TIPS, 2.125%, 2041 (f)	147,857	218,331
U.S. Treasury Bonds, TIPS, 0.75%, 2042	104,402	114,345
U.S. Treasury Notes, 4.75%, 2017 (f)	137,000	162,655
U.S. Treasury Notes, 3.5%, 2020 (f)	384,000	445,830
U.S. Treasury Notes, TIPS, 2%, 2014	85,116	87,835
U.S. Treasury Notes, TIPS, 1.25%, 2014	43,714	45,066
U.S. Treasury Notes, TIPS, 2%, 2014	154,599	163,139
U.S. Treasury Notes, TIPS, 1.625%, 2015	159,885	169,865
U.S. Treasury Notes, TIPS, 0.5%, 2015	147,278	153,675
U.S. Treasury Notes, TIPS, 1.875%, 2015	117,716	128,338
U.S. Treasury Notes, TIPS, 2%, 2016	137,503	152,457
U.S. Treasury Notes, TIPS, 0.125%, 2016 (f)	223,181	235,003
U.S. Treasury Notes, TIPS, 2.5%, 2016	121,394	139,509
U.S. Treasury Notes, TIPS, 2.375%, 2017	100,924	117,300
U.S. Treasury Notes, TIPS, 2.625%, 2017	85,926	102,963
U.S. Treasury Notes, TIPS, 1.375%, 2018	95,456	111,117
U.S. Treasury Notes, TIPS, 2.125%, 2019 (f)	76,483	92,862
U.S. Treasury Notes, TIPS, 1.875%, 2019	103,986	126,563
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)	134,761	159,744
U.S. Treasury Notes, TIPS, 1.25%, 2020	132,564	157,254
U.S. Treasury Notes, TIPS, 0.625%, 2021	212,417	241,459
U.S. Treasury Notes, TIPS, 0.125%, 2022 (f)	252,399	274,090
U.S. Treasury Notes, TIPS, 0.125%, 2022	200,140	217,262

		$5,939,453
Utilities - Electric Power - 0.1%
Progress Energy, Inc., 7.05%, 2019	$30,000	$37,703
Total Bonds (Identified Cost, $13,899,351)		$14,832,671

Common Stocks - 29.5%
Aerospace - 0.6%
Honeywell International, Inc.	1,097	$69,622
Precision Castparts Corp.	406	76,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Aerospace - continued
United Technologies Corp.	586	$48,058

		$194,585
Alcoholic Beverages - 0.4%
Heineken N.V.	2,112	$140,877

Apparel Manufacturers - 0.7%
Guess?, Inc.	1,200	$29,448
Li & Fung Ltd.	30,000	53,895
LVMH Moet Hennessy Louis Vuitton S.A.	176	32,797
NIKE, Inc., “B”	1,212	62,539
VF Corp.	365	55,104

		$233,783
Automotive - 0.7%
Delphi Automotive PLC (a)	1,240	$47,430
DENSO Corp.	1,300	45,233
GKN PLC	10,602	39,559
Guangzhou Automobile Group Co. Ltd., “H”	28,000	25,156
Honda Motor Co. Ltd.	1,300	47,916
Kia Motors Corp. (a)	590	31,395

		$236,689
Biotechnology - 0.2%
Gilead Sciences, Inc. (a)	674	$49,505

Broadcasting - 0.6%
News Corp., “A”	2,072	$52,919
Nippon Television Holdings, Inc.	2,200	29,228
Publicis Groupe S.A.	467	27,981
Walt Disney Co.	1,400	69,706

		$179,834
Brokerage & Asset Managers - 0.3%
BlackRock, Inc.	218	$45,063
Franklin Resources, Inc.	348	43,744

		$88,807
Business Services - 0.4%
Accenture PLC, “A”	1,039	$69,094
Cognizant Technology Solutions Corp., “A” (a)	726	53,760

		$122,854

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 0.4%
Comcast Corp., “Special A”	2,589	$93,075
Virgin Media, Inc.	1,387	50,972

		$144,047
Chemicals - 0.1%
Celanese Corp.	959	$42,704

Computer Software - 1.0%
Autodesk, Inc. (a)	559	$19,761
Check Point Software Technologies Ltd. (a)	1,003	47,783
Citrix Systems, Inc. (a)	560	36,820
Microsoft Corp.	316	8,447
Oracle Corp. (s)	3,451	114,987
Salesforce.com, Inc. (a)	360	60,516
TIBCO Software, Inc. (a)	1,310	28,833

		$317,147
Computer Software - Systems - 1.3%
Apple, Inc. (s)	497	$264,916
EMC Corp. (a)(s)	3,581	90,599
Hewlett-Packard Co.	3,781	53,879

		$409,394
Conglomerates - 0.1%
Hutchison Whampoa Ltd.	3,000	$31,825

Construction - 0.3%
Anhui Conch Cement Co. Ltd.	6,000	$22,324
Stanley Black & Decker, Inc.	780	57,697
Urbi Desarrollos Urbanos S.A. de C.V. (a)	21,556	13,491

		$93,512
Electrical Equipment - 0.8%
Danaher Corp. (s)	2,444	$136,620
Schneider Electric S.A.	762	56,833
Siemens AG	620	67,388

		$260,841
Electronics - 0.6%
Altera Corp.	1,580	$54,415
ASML Holding N.V.	161	10,370
Microchip Technology, Inc.	2,090	68,113
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	66,938

		$199,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 1.1%
Cabot Oil & Gas Corp.	1,690	$84,061
Cairn Energy PLC	3,655	16,012
Cenovus Energy, Inc.	820	27,443
CNOOC Ltd.	19,000	41,719
EOG Resources, Inc.	530	64,019
INPEX Corp.	8	42,695
Occidental Petroleum Corp.	957	73,316
WPX Energy, Inc. (a)	1,338	19,909

		$369,174
Energy - Integrated - 1.7%
BG Group PLC	2,120	$35,549
BP PLC	14,638	101,423
Exxon Mobil Corp. (s)	2,763	239,138
Royal Dutch Shell PLC, “A”	4,711	166,461

		$542,571
Engineering - Construction - 0.4%
Fluor Corp.	958	$56,273
JGC Corp.	2,000	62,304
Keppel Corp. Ltd.	2,300	20,899

		$139,476
Food & Beverages - 1.2%
Groupe Danone	2,244	$148,260
M. Dias Branco S.A. Industria e Comercio de Alimentos	900	34,524
Mondelez International, Inc.	3,243	82,599
Nestle S.A.	1,618	105,431
Want Want China Holdings Ltd.	16,000	22,291

		$393,105
Food & Drug Stores - 0.2%
Jeronimo Martins SGPS S.A.	2,043	$39,423
Lawson, Inc.	300	20,392

		$59,815
Gaming & Lodging - 0.2%
Sands China Ltd.	16,000	$71,670

General Merchandise - 0.5%
Target Corp. (s)	2,779	$164,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 1.4%
ACE Ltd.	1,268	$101,186
AIA Group Ltd.	21,600	86,085
Delta Lloyd N.V.	3,160	52,590
Hiscox Ltd.	9,722	70,769
ING Groep N.V. (a)	4,965	47,479
MetLife, Inc.	1,250	41,175
Swiss Re Ltd.	899	65,613

		$464,897
Internet - 0.6%
eBay, Inc. (a)	778	$39,694
Google, Inc., “A” (a)	168	119,174
Rackspace Hosting, Inc. (a)	310	23,024

		$181,892
Machinery & Tools - 0.7%
Eaton Corp. PLC	900	$48,780
Glory Ltd.	1,300	30,114
Joy Global, Inc.	1,193	76,090
Schindler Holding AG	427	61,676
Sinotruk Hong Kong Ltd.	33,500	25,779

		$242,439
Major Banks - 2.0%
Barclays PLC	13,969	$60,324
BNP Paribas	793	44,699
BOC Hong Kong Holdings Ltd.	15,500	48,628
Goldman Sachs Group, Inc.	610	77,812
JPMorgan Chase & Co. (s)	2,721	119,642
PNC Financial Services Group, Inc.	708	41,283
Standard Chartered PLC	4,004	101,496
State Street Corp.	1,290	60,643
Wells Fargo & Co.	2,510	85,792

		$640,319
Medical & Health Technology & Services - 0.2%
Kobayashi Pharmaceutical Co. Ltd.	1,400	$66,481

Medical Equipment - 0.8%
Covidien PLC	1,415	$81,702
Sonova Holding AG	410	45,453
St. Jude Medical, Inc.	1,524	55,077
Thermo Fisher Scientific, Inc.	1,324	84,445

		$266,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.5%
Iluka Resources Ltd.	4,891	$47,397
Nippon Steel & Sumitomo Metal Corp.	7,000	17,219
Rio Tinto Ltd.	1,787	104,133

		$168,749
Natural Gas - Distribution - 0.2%
GDF SUEZ	2,371	$48,744
Tokyo Gas Co. Ltd.	6,000	27,432

		$76,176
Network & Telecom - 0.1%
Finisar Corp. (a)	2,353	$38,354

Oil Services - 0.3%
Dresser-Rand Group, Inc. (a)	625	$35,088
Schlumberger Ltd.	674	46,701

		$81,789
Other Banks & Diversified Financials - 2.2%
Bank Rakyat Indonesia	76,000	$55,349
DBS Group Holdings Ltd.	7,000	85,689
Discover Financial Services	1,401	54,009
Erste Group Bank AG (a)	2,029	64,878
Fifth Third Bancorp	3,725	56,583
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	3,780	61,160
ICICI Bank Ltd., ADR	1,444	62,973
Itau Unibanco Holding S.A., IPS	2,500	41,295
Siam Commercial Bank Co. Ltd.	9,500	56,211
UBS AG	3,672	57,747
Visa, Inc., “A”	755	114,443

		$710,337
Pharmaceuticals - 1.7%
Bayer AG	1,104	$104,839
Novartis AG	1,580	100,032
Pfizer, Inc. (s)	5,889	147,696
Roche Holding AG	678	138,125
Santen Pharmaceutical Co. Ltd.	1,600	61,222

		$551,914
Precious Metals & Minerals - 0.1%
Newcrest Mining Ltd.	1,368	$31,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.2%
East Japan Railway Co.	200	$12,931
Union Pacific Corp.	375	47,145

		$60,076
Real Estate - 0.3%
GSW Immobilien AG	1,018	$43,029
Hang Lung Properties Ltd.	13,000	52,124

		$95,153
Restaurants - 0.3%
Arcos Dorados Holdings, Inc.	2,590	$30,976
McDonald’s Corp.	770	67,922

		$98,898
Specialty Chemicals - 0.7%
Airgas, Inc.	785	$71,663
Akzo Nobel N.V.	1,587	104,721
Linde AG	374	65,222

		$241,606
Specialty Stores - 0.2%
Tiffany & Co.	530	$30,390
Urban Outfitters, Inc. (a)	1,067	41,997

		$72,387
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	437	$33,767
KDDI Corp.	1,000	70,635
TIM Participacoes S.A., ADR	1,694	33,575
Vodafone Group PLC	38,209	96,091

		$234,068
Telephone Services - 0.5%
BT Group PLC	13,420	$50,587
China Unicom (Hong Kong) Ltd.	12,000	19,458
Telecom Italia S.p.A.	21,127	19,097
Telecom Italia S.p.A.	38,688	30,614
Verizon Communications, Inc.	1,220	52,789

		$172,545
Tobacco - 0.8%
Japan Tobacco, Inc.	5,400	$152,086
Philip Morris International, Inc.	1,204	100,703

		$252,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.4%
Expeditors International of Washington, Inc.	1,617	$63,952
Yamato Holdings Co. Ltd.	3,200	48,658

		$112,610
Utilities - Electric Power - 0.8%
CEZ A.S.	1,029	$36,811
CMS Energy Corp.	3,992	97,325
Edison International	1,241	56,081
Energias do Brasil S.A.	8,700	53,481

		$243,698
Utilities - Water 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo	200	$8,392
Total Common Stocks (Identified Cost, $8,753,410)		$9,600,669

Underlying Affiliated Funds - 19.7%
MFS Commodity Strategy Fund - Class R5 (v)	482,265	$4,547,760
MFS Global Real Estate Fund - Class R5 (v)	126,844	1,862,071
Total Underlying Affiliated Funds (Identified Cost, $7,453,214)		$6,409,831

	First Exercise
Warrants - 0.3%
Metals & Mining - 0.1%
Merrill Lynch (Steel Authority of India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/30/16	15,789	$26,132

Other Banks & Diversified Financials - 0.2%
Deutsche Bank (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/29/18	6,386	$63,128
Total Warrants (Identified Cost, $85,790)			$89,260

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)		1,088,203	$1,088,203
Total Investments (Identified Cost, $31,279,968)			$32,020,634

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (0.0)%
Issuer	Shares/Par	Value ($)
Machinery & Tools - (0.0)%
Manitowoc Co., Inc.	(600)	$(9,408)
Terex Corp.	(370)	(10,401)
Total Securities Sold Short (Proceeds Received, $19,229)		$(19,809)

Other Assets, Less Liabilities - 1.5%		502,664
Net Assets - 100.0%		$32,503,489

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $443,881, representing 1.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone

Portfolio of Investments (unaudited) – continued

NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 12/31/12

Forward Foreign Currency Exchange Contracts at 12/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	3,000	1/11/13	$3,101	$3,114	$13
BUY	AUD	Deutsche Bank AG	3,000	1/11/13	3,111	3,114	3
BUY	AUD	Goldman Sachs International	3,000	1/11/13	3,052	3,114	62
BUY	AUD	JPMorgan Chase Bank N.A.	108,551	2/08/13	111,783	112,425	642
SELL	AUD	Goldman Sachs International	1,000	1/11/13	1,045	1,038	7
BUY	CAD	Goldman Sachs International	7,000	1/11/13	7,034	7,036	2
BUY	CAD	JPMorgan Chase Bank N.A.	1,665,822	1/11/13-2/08/13	1,660,712	1,673,462	12,750
BUY	CAD	UBS AG	2,000	1/11/13	2,007	2,010	3
SELL	CAD	JPMorgan Chase Bank N.A.	2,697,577	2/08/13	2,713,000	2,709,946	3,054
SELL	CAD	Merrill Lynch International Bank LTD	177,428	1/11/13	180,884	178,341	2,543
BUY	CHF	Barclays Bank PLC	2,000	1/11/13	2,131	2,187	56
BUY	CHF	UBS AG	68,000	1/11/13	73,306	74,356	1,050
BUY	CZK	Goldman Sachs International	236,000	1/11/13	12,382	12,416	34

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	DKK	Goldman Sachs International	12,000	1/11/13	$2,076	$2,123	$47
BUY	EUR	Barclays Bank PLC	82,122	1/11/13	106,163	108,405	2,242
BUY	EUR	Citibank N.A.	12,000	1/11/13	15,560	15,840	280
BUY	EUR	Deutsche Bank AG	296,347	1/11/13	381,832	391,190	9,358
BUY	EUR	Goldman Sachs International	958,330	1/11/13-2/08/13	1,233,027	1,265,337	32,310
BUY	EUR	Merrill Lynch International Bank LTD	3,000	1/11/13	3,905	3,960	55
BUY	EUR	UBS AG	31,024	1/11/13	40,186	40,952	766
BUY	GBP	Barclays Bank PLC	10,000	1/11/13	16,088	16,244	156
BUY	GBP	Goldman Sachs International	3,000	1/11/13	4,816	4,873	57
BUY	GBP	JPMorgan Chase Bank N.A.	925,740	2/08/13	1,490,929	1,503,668	12,739
BUY	GBP	UBS AG	8,000	1/11/13	12,836	12,995	159
BUY	INR	Deutsche Bank AG	1,423,000	1/25/13	25,452	25,857	405
SELL	JPY	Barclays Bank PLC	390,000	1/11/13	4,538	4,502	36
SELL	JPY	Citibank N.A.	1,276,000	1/11/13	15,860	14,729	1,131
SELL	JPY	Credit Suisse Group	208,000	1/11/13	2,608	2,401	207
SELL	JPY	Goldman Sachs International	297,843,618	1/11/13-2/08/13	3,730,184	3,438,788	291,396
SELL	JPY	JPMorgan Chase Bank N.A.	98,360,341	2/08/13	1,231,288	1,135,641	95,647
SELL	JPY	UBS AG	3,755,879	1/11/13	47,379	43,354	4,025
BUY	KRW	JPMorgan Chase Bank N.A.	109,640,000	2/07/13	101,051	102,185	1,134

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	MXN	Citibank N.A.	374,213	1/14/13	$28,816	$28,922	$106
BUY	MXN	UBS AG	374,213	1/14/13	28,801	28,922	121
BUY	MYR	JPMorgan Chase Bank N.A.	141,709	2/05/13	46,227	46,234	7
BUY	NOK	Goldman Sachs International	11,816,692	1/11/13-2/08/13	2,071,876	2,123,382	51,506
BUY	NOK	JPMorgan Chase Bank N.A.	2,370,645	2/08/13	415,035	425,989	10,954
BUY	NZD	Deutsche Bank AG	1,000	1/11/13	816	826	10
BUY	NZD	Goldman Sachs International	548,025	2/08/13	450,000	451,860	1,860
BUY	NZD	JPMorgan Chase Bank N.A.	988,494	2/08/13	814,000	815,037	1,037
BUY	PLN	Citibank N.A.	87,000	1/25/13	26,651	28,044	1,393
BUY	SEK	Citibank N.A.	52,000	1/11/13	7,880	7,995	115
BUY	SEK	Goldman Sachs International	14,556,575	1/11/13-2/08/13	2,187,440	2,236,507	49,067
BUY	SEK	JPMorgan Chase Bank N.A.	7,224,108	2/08/13	1,086,268	1,109,929	23,661
BUY	SGD	Citibank N.A.	21,000	1/11/13	17,059	17,191	132
BUY	THB	HSBC Bank	723,000	3/18/13	23,520	23,550	30
BUY	THB	JPMorgan Chase Bank N.A.	24,000	1/29/13	779	784	5
BUY	ZAR	Deutsche Bank AG	32,000	1/11/13	3,599	3,771	172
BUY	ZAR	JPMorgan Chase Bank N.A.	207,000	1/11/13	23,181	24,391	1,210

							$613,755

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Citibank N.A.	2,000	1/11/13	$2,081	$2,076	$(5)
BUY	AUD	JPMorgan Chase Bank N.A.	426,011	2/08/13	443,000	441,212	(1,788)
SELL	AUD	JPMorgan Chase Bank N.A.	870,946	2/08/13	902,000	902,025	(25)
SELL	AUD	Westpac Banking Corp.	28,273	1/11/13	28,678	29,343	(665)
BUY	CAD	Merrill Lynch International Bank LTD	2,000	1/11/13	2,032	2,010	(22)
BUY	CAD	UBS AG	2,000	1/11/13	2,038	2,010	(28)
SELL	CAD	Credit Suisse Group	1,000	1/11/13	1,003	1,005	(2)
SELL	CAD	JPMorgan Chase Bank N.A.	762,286	2/08/13	765,000	765,781	(781)
SELL	CHF	Goldman Sachs International	1,000	1/11/13	1,084	1,093	(9)
SELL	DKK	Barclays Bank PLC	20,000	1/11/13	3,448	3,539	(91)
SELL	DKK	Citibank N.A.	504,518	1/11/13	88,490	89,269	(779)
BUY	EUR	Barclays Bank PLC	12,000	1/11/13	15,930	15,840	(90)
BUY	EUR	Citibank N.A.	5,000	1/11/13	6,633	6,600	(33)
BUY	EUR	Merrill Lynch International Bank LTD	2,000	1/11/13	2,645	2,640	(5)
SELL	EUR	Barclays Bank PLC	29,000	1/11/13	37,023	38,281	(1,258)
SELL	EUR	Credit Suisse Group	6,000	1/11/13	7,783	7,920	(137)
SELL	EUR	Goldman Sachs International	88,747	2/08/13	115,313	117,178	(1,865)
SELL	EUR	UBS AG	78,705	1/11/13	102,021	103,894	(1,873)
BUY	GBP	Citibank N.A.	1,000	1/11/13	1,628	1,624	(4)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	GBP	Barclays Bank PLC	64,683	1/11/13	$103,409	$105,072	$(1,663)
SELL	GBP	Citibank N.A.	10,383	1/11/13	16,652	16,866	(214)
SELL	GBP	Credit Suisse Group	1,000	1/11/13	1,592	1,624	(32)
SELL	GBP	Deutsche Bank AG	64,683	1/11/13	103,389	105,072	(1,683)
SELL	GBP	JPMorgan Chase Bank N.A.	265,380	2/08/13	427,000	431,053	(4,053)
SELL	INR	JPMorgan Chase Bank N.A.	1,423,000	1/25/13	25,746	25,857	(111)
BUY	JPY	Barclays Bank PLC	2,434,000	1/11/13	30,484	28,096	(2,388)
BUY	JPY	Citibank N.A.	581,000	1/11/13	7,057	6,707	(350)
BUY	JPY	Credit Suisse Group	29,296,157	1/11/13	374,501	338,167	(36,334)
BUY	JPY	Deutsche Bank AG	542,000	1/11/13	6,770	6,256	(514)
BUY	JPY	Goldman Sachs International	35,000	1/11/13	426	404	(22)
BUY	JPY	JPMorgan Chase Bank N.A.	100,403,929	2/08/13	1,221,000	1,159,236	(61,764)
BUY	JPY	Merrill Lynch International Bank LTD	28,583,159	1/11/13	365,445	329,937	(35,508)
SELL	MXN	Citibank N.A.	318,000	1/14/13	23,888	24,577	(689)
SELL	MYR	JPMorgan Chase Bank N.A.	77,000	2/05/13	25,002	25,122	(120)
SELL	NOK	Deutsche Bank AG	494,855	1/11/13	86,317	89,013	(2,696)
SELL	NOK	Merrill Lynch International Bank LTD	5,000	1/11/13	869	899	(30)
BUY	NZD	Goldman Sachs International	2,000	1/11/13	1,686	1,652	(34)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	NZD	Goldman Sachs International	1,064,013	2/08/13	$867,713	$877,304	$(9,591)
SELL	NZD	JPMorgan Chase Bank N.A.	257,369	2/08/13	209,812	212,207	(2,395)
SELL	NZD	Westpac Banking Corp.	89,055	1/11/13	72,519	73,562	(1,043)
SELL	SEK	Deutsche Bank AG	858,941	1/11/13	128,557	132,056	(3,499)
SELL	SEK	Goldman Sachs International	11,623,959	2/08/13	1,731,000	1,785,932	(54,932)
SELL	SEK	UBS AG	8,000	1/11/13	1,192	1,230	(38)

							$(229,163)

Futures Contracts Outstanding at 12/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	42	$1,257,169	February - 2013	$38,889
AEX Index (Long)	EUR	8	734,704	January - 2013	7,642
CAC 40 Index (Long)	EUR	42	2,060,301	January - 2013	43,623
DAX Index (Long)	EUR	7	1,784,975	March - 2013	31,728
FTSE/MIB Index (Long)	EUR	7	768,925	March - 2013	34,573
IBEX 35 Index (Long)	EUR	7	763,812	January - 2013	31,912
FTSE 100 Index (Long)	GBP	9	869,194	March - 2013	8,562
Hang Seng China Enterprises Index (Long)	HKD	6	452,127	January - 2013	13,981
TurkDEX-ISE 30 Index (Long)	TRL	184	1,013,966	February - 2013	15,970
MSCI Taiwan Index (Long)	USD	21	585,573	January - 2013	14,252
E-Mini S&P 500 Index (Short)	USD	19	1,349,095	March - 2013	845
FTSE Top 40 Index (Long)	ZAR	17	713,602	March - 2013	19,645

					$261,622

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 12/31/12 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures
Canadian Treasury Bond 10 yr (Short)	CAD	18	$2,452,719	March - 2013	$7,709
United Kingdom Treasury 10 yr (Short)	GBP	18	3,477,233	March - 2013	4,192

					$11,901

					$273,523

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	7	850,308	March - 2013	$(21,654)
S&P/TSE 60 Index (Short)	CAD	16	2,288,610	March - 2013	(22,165)
Hang Seng Index (Short)	HKD	2	296,980	January - 2013	(6,872)
Nikkei 225 Index (Short)	JPY	5	602,591	March - 2013	(53,396)
KOSPI 200 Index (Short)	KRW	2	251,563	March - 2013	(9,561)
Mexico Bolsa Index (Short)	MXN	1	34,067	March - 2013	(284)
OMX 30 Index (Short)	SEK	34	587,163	January - 2013	(11,927)
NIFTY Index (Short)	USD	24	288,881	January - 2013	(2,129)
Russell 2000 Mini (Short)	USD	15	1,269,900	March - 2013	(31,395)

					$(159,383)

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	16	2,048,961	March - 2013	$(16,937)
German Euro Bond (Short)	EUR	8	1,537,901	March - 2013	(6,568)
U.S. Treasury Note 10 yr (Long)	USD	20	2,655,625	March - 2013	(13,713)

					$(37,218)

					$(196,601)

At December 31, 2012, the fund had cash collateral of $12,955 and liquid securities with an aggregate value of $2,147,647 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral includes “Deposits with brokers” on the Statement of Assets and Liabilities

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $22,738,551)	$24,522,600
Underlying affiliated funds, at value (identified cost, $8,541,417)	7,498,034
Total investments, at value (identified cost, $31,279,968)	$32,020,634
Cash	250
Foreign currency, at value (identified cost, $676)	677
Deposits with brokers	12,955
Receivables for
Forward foreign currency exchange contracts	613,755
Daily variation margin on open futures contracts	21,144
Investments sold	4,539
Fund shares sold	190,185
Interest and dividends	137,510
Receivable from investment adviser	18,934
Other assets	467
Total assets	$33,021,050
Liabilities
Payables for
Securities sold short, at value (proceeds received, $19,229)	$19,809
Forward foreign currency exchange contracts	229,163
Investments purchased	4,060
TBA purchase commitments	211,583
Fund shares reacquired	3,676
Payable to affiliates
Shareholder servicing costs	2,093
Distribution and service fees	467
Payable for independent Trustees’ compensation	17
Accrued expenses and other liabilities	46,693
Total liabilities	$517,561
Net assets	$32,503,489
Net assets consist of
Paid-in capital	$32,756,694
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $3,085 deferred country tax)	1,199,554
Accumulated net realized gain (loss) on investments and foreign currency	(1,462,733)
Undistributed net investment income	9,974
Net assets	$32,503,489
Shares of beneficial interest outstanding	3,319,702

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,701,211	480,845	$9.78
Class B	705,594	72,686	9.71
Class C	2,240,309	230,924	9.70
Class I	24,352,468	2,483,718	9.80
Class R1	99,217	10,197	9.73
Class R2	100,268	10,266	9.77
Class R3	100,536	10,274	9.79
Class R4	100,978	10,299	9.80
Class R5	102,908	10,493	9.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.38 [100 / 94.25 x $9.78]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$162,065
Dividends	94,878
Dividends from underlying affiliated funds	101,979
Foreign taxes withheld	(3,288)
Total investment income	$355,634
Expenses
Management fee	$113,314
Distribution and service fees	20,723
Shareholder servicing costs	7,292
Administrative services fee	8,823
Independent Trustees’ compensation	697
Custodian fee	32,859
Shareholder communications	9,095
Audit and tax fees	28,832
Legal fees	452
Registration fees	54,641
Dividend and interest expense on securities sold short	285
Miscellaneous	12,717
Total expenses	$289,730
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(108,060)
Net expenses	$181,664
Net investment income	$173,970
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments from non-affiliated issuers (net of $758 country tax)	$291,274
Investments in underlying affiliated funds	(377,828)
Capital gain distributions from underlying affiliated funds	41,215
Futures contracts	527,749
Securities sold short	(9,672)
Foreign currency	(167,313)
Net realized gain (loss) on investments and foreign currency	$305,425
Change in unrealized appreciation (depreciation)
Investments (net of $1,010 increase in deferred country tax)	$1,513,917
Futures contracts	68,800
Securities sold short	(6,449)
Translation of assets and liabilities in foreign currencies	558,038
Net unrealized gain (loss) on investments and foreign currency translation	$2,134,306
Net realized and unrealized gain (loss) on investments and foreign currency	$2,439,731
Change in net assets from operations	$2,613,701

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/12 (unaudited)	Year ended 6/30/12
From operations
Net investment income	$173,970	$339,038
Net realized gain (loss) on investments and foreign currency	305,425	(2,240,479)
Net unrealized gain (loss) on investments and foreign currency translation	2,134,306	(941,789)
Change in net assets from operations	$2,613,701	$(2,843,230)
Distributions declared to shareholders
From net investment income	$—	$(326,674)
From net realized gain on investments	—	(89,929)
From tax return of capital	—	(235,635)
Total distributions declared to shareholders	$—	$(652,238)
Change in net assets from fund share transactions	$(1,281,566)	$7,631,707
Total change in net assets	$1,332,135	$4,136,239
Net assets
At beginning of period	31,171,354	27,035,115
At end of period (including accumulated distributions in excess of net investment income of $9,974 and undistributed net investment income of $163,996, respectively)	$32,503,489	$31,171,354

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$9.01		$10.15	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.04)	0.16
Total from investment operations	$0.77		$(0.94)	$0.21
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.06)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.07)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.06)
Net asset value, end of period (x)	$9.78		$9.01	$10.15
Total return (%) (r)(s)(t)(x)	8.55	(n)	(9.28)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.95	(a)	2.11	2.08	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	(a)
Net investment income	0.96	(a)	1.07	1.96	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$4,701		$4,827	$862
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.27	(a)	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$8.98		$10.15	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.03	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.04)	0.16
Total from investment operations	$0.73		$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.05)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.05)	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.05)
Net asset value, end of period (x)	$9.71		$8.98	$10.15
Total return (%) (r)(s)(t)(x)	8.13	(n)	(9.99)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.70	(a)	2.83	2.80	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02	(a)
Net investment income	0.28	(a)	0.29	1.35	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$706		$601	$202
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.02	(a)	2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$8.97		$10.14	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.04)	0.16
Total from investment operations	$0.73		$(1.01)	$0.19
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.05)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.05)	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.05)
Net asset value, end of period (x)	$9.70		$8.97	$10.14
Total return (%) (r)(s)(t)(x)	8.14	(n)	(10.02)	1.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.70	(a)	2.85	2.84	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02	(a)
Net investment income	0.22	(a)	0.31	1.15	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$2,240		$2,223	$648
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.01	(a)	2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$9.02		$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.04)	0.16
Total from investment operations	$0.78		$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.06)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.08)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.06)
Net asset value, end of period (x)	$9.80		$9.02	$10.16
Total return (%) (r)(s)(x)	8.65	(n)	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70	(a)	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	(a)
Net investment income	1.23	(a)	1.23	2.39	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$24,352		$23,150	$24,915
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.02	(a)	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$9.00		$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.03)	0.16
Total from investment operations	$0.73		$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.05)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.04)
Net asset value, end of period (x)	$9.73		$9.00	$10.16
Total return (%) (r)(s)(x)	8.11	(n)	(10.02)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.70	(a)	2.76	2.79	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02	(a)
Net investment income	0.24	(a)	0.22	1.39	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$99		$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.01	(a)	2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$9.01		$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.04)	0.16
Total from investment operations	$0.76		$(0.97)	$0.21
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.05)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.05)
Net asset value, end of period (x)	$9.77		$9.01	$10.16
Total return (%) (r)(s)(x)	8.44	(n)	(9.57)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.20	(a)	2.26	2.29	(a)
Expenses after expense reductions (f)(h)	1.52	(a)	1.52	1.52	(a)
Net investment income	0.74	(a)	0.72	1.90	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$100		$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.52	(a)	1.52	1.52	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$9.02		$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.03)	0.16
Total from investment operations	$0.77		$(0.94)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.06)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.07)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.06)
Net asset value, end of period (x)	$9.79		$9.02	$10.16
Total return (%) (r)(s)(x)	8.54	(n)	(9.30)	2.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.95	(a)	2.01	2.04	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	(a)
Net investment income	0.99	(a)	0.97	2.14	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$101		$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.27	(a)	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 12/31/12 (unaudited)		Year ended 6/30/12	Period ended 6/30/11 (c)

Net asset value, beginning of period	$9.02		$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		(1.03)	0.16
Total from investment operations	$0.78		$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.06)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.08)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.06)
Net asset value, end of period (x)	$9.80		$9.02	$10.16
Total return (%) (r)(s)(x)	8.65	(n)	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70	(a)	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	(a)
Net investment income	1.24	(a)	1.22	2.39	(a)
Portfolio turnover	17	(n)	48	28	(n)
Net assets at end of period (000 omitted)	$101		$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.02	(a)	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Period ended 12/31/12 (i) (unaudited)

Net asset value, beginning of period	$9.53
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.24	(g)
Total from investment operations	$0.28
Net asset value, end of period (x)	$9.81
Total return (%) (r)(s)(x)	2.94	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.65	(a)
Expenses after expense reductions (f)(h)	1.01	(a)
Net investment income	2.71	(a)
Portfolio turnover	17	(n)
Net assets at end of period (000 omitted)	$103
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.01	(a)

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, November 1, 2012 through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Multi-Asset Fund (the fund) is a series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized

Notes to Financial Statements (unaudited) – continued

cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,951,128	$—	$—	$4,951,128
United Kingdom	—	842,402	—	842,402
Japan	242,537	492,010	—	734,547
Switzerland	150,885	423,193	—	574,078
France	48,744	310,570	—	359,314
Netherlands	10,370	345,667	—	356,037
Hong Kong	—	344,227	—	344,227
Germany	—	280,477	—	280,477
Brazil	33,575	137,691	—	171,266
Other Countries	336,849	739,604	—	1,076,453
U.S. Treasury Bonds & U.S. Government Agency Equivalents	—	6,013,088	—	6,013,088
Non-U.S. Sovereign Debt	—	5,627,539	—	5,627,539
U.S. Corporate Bonds	—	1,409,195	—	1,409,195
Residential Mortgage-Backed Securities	—	1,161,700	—	1,161,700
Commercial Mortgage-Backed Securities	—	403,520	—	403,520
Foreign Bonds	—	217,629	—	217,629
Mutual Funds	7,498,034	—	—	7,498,034
Total Investments	$13,272,122	$18,748,512	$—	$32,020,634
Short Sales	$(19,809)	$—	$—	$(19,809)

Other Financial Instruments
Futures Contracts	$(39,428)	$116,350	$—	$76,922
Forward Foreign Currency Exchange Contracts	—	384,592	—	384,592

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $356,059 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $437,154 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options, futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$11,901	$(37,218)
Foreign Exchange	Forward Foreign Currency Exchange	613,755	(229,163)
Equity	Equity Futures	261,622	(159,383)
Total		$887,278	$(425,764)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(13,421)	$—	$—
Foreign Exchange	—	(192,122)	—
Equity	541,170	—	(2,225)
Total	$527,749	$(192,122)	$(2,225)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended December 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$2,510	$—
Foreign Exchange	—	555,754
Equity	65,490	—
Total	$68,000	$ 555,754

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Notes to Financial Statements (unaudited) – continued

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit

Notes to Financial Statements (unaudited) – continued

risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended December 31, 2012, this expense amounted to $285. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even

Notes to Financial Statements (unaudited) – continued

though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2012, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/12
Ordinary income (including any short-term capital gains)	$326,818
Long-term capital gains	89,785
$416,603
Tax return of capital (b)	235,635
Total distributions	$652,238

(b)	Distributions in excess of tax basis earning and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/12
Cost of investments	$31,592,892
Gross appreciation	2,160,718
Gross depreciation	(1,732,976)
Net unrealized appreciation (depreciation)	$427,742

As of 6/30/12
Capital loss carryforwards	(583,304)
Post-October capital loss deferral	(1,031,127)
Late year ordinary loss deferral	(324,953)
Other temporary differences	120,992
Net unrealized appreciation (depreciation)	(1,048,514)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of June 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Post-enactment losses:
Short-Term	$(583,304)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s

Notes to Financial Statements (unaudited) – continued

income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments		From tax return of capital
	Six months ended 12/31/12	Year ended 6/30/12	Six months ended 12/31/12	Year ended 6/30/12	Six months ended 12/31/12	Year ended 6/30/12
Class A	$—	$34,479	$—	$10,493	$—	$24,870
Class B	—	3,985	—	1,579	—	2,875
Class C	—	11,209	—	4,458	—	8,086
Class I	—	273,343	—	72,231	—	197,167
Class R1	—	679	—	291	—	489
Class R2	—	888	—	292	—	640
Class R3	—	993	—	292	—	716
Class R4	—	1,098	—	293	—	792
Total	$—	$326,674	$—	$89,929	$—	$235,635

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly on average daily net assets, excluding net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund, at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended December 31, 2012 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets, which equates to 0.90% of the fund’s average daily net assets excluding the average daily net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles) such that total annual fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%	1.01%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2013. For the six months ended December 31, 2012, this reduction amounted to $108,028 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,176 for the six months ended December 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,618
Class B	0.75%	0.25%	1.00%	1.00%	3,271
Class C	0.75%	0.25%	1.00%	1.00%	10,984
Class R1	0.75%	0.25%	1.00%	1.00%	484
Class R2	0.25%	0.25%	0.50%	0.50%	244
Class R3	—	0.25%	0.25%	0.25%	122
Total Distribution and Service Fees					$20,723

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2012 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2012, were as follows:

Amount
Class A	$—
Class B	405
Class C	44

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing

Notes to Financial Statements (unaudited) – continued

agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2012, the fee was $1,810, which equated to 0.0114% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended December 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,482.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2012 was equivalent to an annual effective rate of 0.0558% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $107 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $32, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On October 31, 2012, MFS purchased 10,493 shares of Class R5 for an aggregate amount of $100,000.

Notes to Financial Statements (unaudited) – continued

On September 12, 2012, MFS redeemed 103,734 shares of Class I for an aggregate amount of $1,000,000.

At December 31, 2012, MFS held 92%, 100%, 100%, 100%, 100% and 100% of the outstanding shares of Class I, Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$420,164	$342,372
Investments (non-U.S. Government securities)	$4,715,633	$5,269,088

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/12 (i)		Year ended 6/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	97,015	$926,810	529,837	$5,060,293
Class B	11,768	110,879	68,773	649,565
Class C	35,578	337,179	213,368	1,994,859
Class I	84,292	796,562	171,373	1,608,677
Class R2	18	170	—	—
Class R5	10,493	100,000	—	—
	239,164	$2,271,600	983,351	$9,313,394

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	5,512	$50,815
Class B	—	—	918	8,439
Class C	—	—	2,470	22,730
Class I	—	—	58,858	542,125
Class R1	—	—	158	1,459
Class R2	—	—	198	1,820
Class R3	—	—	218	2,001
Class R4	—	—	237	2,183
	—	$—	68,569	$631,572
Shares reacquired
Class A	(152,027)	$(1,426,052)	(84,372)	$(779,183)
Class B	(6,072)	(57,555)	(22,615)	(214,176)
Class C	(52,432)	(489,981)	(31,966)	(290,972)
Class I	(166,533)	(1,579,578)	(116,926)	(1,028,928)
	(377,064)	$(3,553,166)	(255,879)	$(2,313,259)

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/12 (i)		Year ended 6/30/12
	Shares	Amount	Shares	Amount
Net change
Class A	(55,012)	$(499,242)	450,977	$4,331,925
Class B	5,696	53,324	47,076	443,828
Class C	(16,854)	(152,802)	183,872	1,726,617
Class I	(82,241)	(783,016)	113,305	1,121,874
Class R1	—	—	158	1,459
Class R2	18	170	198	1,820
Class R3	—	—	218	2,001
Class R4	—	—	237	2,183
Class R5	10,493	100,000	—	—
	(137,900)	$(1,281,566)	796,041	$7,631,707

(i)	For Class R5, the period is from inception, November 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2012, the fund’s commitment fee and interest expense were $105 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	499,031	509,418	(526,184)	482,265
MFS Global Real Estate Fund	125,019	138,738	(136,913)	126,844
MFS Institutional Money Market Portfolio	1,139,014	6,064,342	(6,115,153)	1,088,203

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(188,982)	$—	$41,485	$4,547,760
MFS Global Real Estate Fund	(188,846)	41,215	59,584	1,862,071
MFS Institutional Money Market Portfolio	—	—	910	1,088,203
	$(377,828)	$41,215	$101,979	$7,498,034

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

Board Review of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

The Fund commenced operations on March 30, 2011 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings. After reviewing this information and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median. The Trustees also considered that certain net assets of the Fund invested in underlying MFS Funds (the “Underlying Funds”) are excluded for purposes of calculating the Fund’s management fee.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund or the Underlying Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2013

*	Print name and title of each signing officer under his or her signature.